Consolidated Balance Sheets $ in Thousands		Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)
CURRENT ASSETS
Cash		$ 121,112	$ 29,382
Short-term investments			2,056
Prepaid expenses		8
Current assets from discontinued operations			18,142
TOTAL CURRENT ASSETS		121,120	49,580
NON-CURRENT ASSETS
Right-of-use assets, net		24
TOTAL NON-CURRENT ASSETS		24
TOTAL ASSETS		121,144	49,580
CURRENT LIABILITIES
Interest payable		12,123	8,305
Accrued expenses		1,046	2,054
Loans payable to third parties - current		5,705	4,500
Short-term loans			220
Long-term loans, current portion		61,240	61,240
Operating lease liabilities - current		24
Convertible senior notes		35,000
Current liabilities from discontinued operations			719,715
TOTAL CURRENT LIABILITIES		115,138	796,034
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current		12
Loans payable to third parties - non-current		1,200
Convertible senior notes			35,000
TOTAL LIABILITIES		116,350	831,034
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Class A ordinary shares ($0.0005 par value; 80 million and 180 million ordinary shares authorized as of August 31, 2022 and 2023, respectively; 29.2 million issued and outstanding as of August 31, 2022 and 154 million issued and outstanding as of August 31, 2023, respectively) 1	[1]	77	14
Additional paid-in capital		950,772	895,322
Statutory reserve			2,293
Accumulated deficits		(946,055)	(1,662,308)
Accumulated other comprehensive income			(13,144)
Total Meta Data Limited shareholders' equity		4,794	(777,823)
Non-controlling interests			(3,631)
Total shareholders' equity		4,794	(781,454)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 121,144	$ 49,580

[1]	On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”). The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.